Leases (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Leases [Abstract]
Schedule of Lease Expense
The following table presents lease expense recognized during the three and nine months ended September 30, 2025 and 2024:

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2025	2024	2025	2024
Finance lease expense:
Amortization of right-of-use assets	$442	$217	$1,190	$676
Interest on lease liabilities	110	112	355	348
Operating lease expense	182	601	977	1,886

Total lease expense	$734	$930	$2,522	$2,910

The following table presents lease expense recognized during the years ended December 31, 2024 and 2023, respectively:

	2024	2023
Lease expense
Finance lease expense:
Amortization of ROU assets	$834	$560
Interest on lease liabilities	442	215
Operating lease expense	2,426	2,834

Total lease expense	$3,702	$3,609

Schedule of Operating and Finance Lease Right-of-Use Assets and Liabilities
Operating and finance lease
right-of-use
assets and liabilities as of September 30, 2025 and December 31, 2024 were as follows:

	September 30, 2025	December 31, 2024
Assets:
Operating lease right-of-use assets	$9,944	$14,604
Finance lease right-of-use assets	$4,143	$3,708
Liabilities:
Current:
Operating lease liabilities	$395	$1,128
Finance lease liabilities	$1,047	$856
Noncurrent:
Operating lease liabilities	$10,553	$16,466
Finance lease liabilities	$2,266	$1,996

Operating and finance lease ROU assets and liabilities as of December 31, 2024 and 2023, respectively, were as follows:

	2024	2023
Assets
Finance lease ROU assets	$3,708	$3,912
Operating lease ROU assets	$14,604	$20,284
Liabilities
Current
Finance lease liabilities	$856	$695
Operating lease liabilities	$1,128	$1,159
Noncurrent
Finance lease liabilities	$1,996	$2,241
Operating lease liabilities	$16,466	$20,275

Schedule of Lease Term and Discount Rate

Lease term and discount rate as of December 31, 2024 and 2023, respectively, were as follows:

	2024	2023
Weighted-average remaining lease term (years):
Finance leases	2.59	3.45
Operating leases	15.53	15.24
Weighted-average discount rate:
Finance leases	18.11%	17.70%
Operating leases	6.90%	6.90%

Schedule Of Future Minimum Lease Payments For Capital Leases Operating Leases
The table below reconciles the undiscounted future minimum lease payments (displayed by year and in the aggregate) under non-cancelable
operating leases with terms of more than one year to the total operating and finance lease liabilities recognized on the consolidated balance sheets at December 31, 2024.

	Finance Leases	Operating Leases
2025	$1,238	$2,297
2026	1,084	2,351
2027	1,131	1,578
2028	82	1,440
2029	58	1,468
Thereafter	31	20,595

Total lease payments	$3,624	$29,729
Less: Imputed interest	(772)	(12,134)

Total lease liabilities	$2,852	$17,595